Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

22. SEGMENT INFORMATION

The Company operates as a single reportable segment. The chief operating decision maker (“CODM”), identified as the Chief Executive Officer, reviews the Company’s consolidated financial results for purposes of evaluating financial performance and allocating resources.

The CODM assesses performance and makes resource allocation decisions based on consolidated financial information and does not regularly review discrete financial information by product, service line, or geography.

In accordance with ASC 280, as amended by ASU 2023-07, the Company evaluated whether there are significant segment expense categories that are regularly provided to the CODM. As the CODM does not regularly review disaggregated expense information in managing the business, the Company has not identified any significant segment expenses that require separate disclosure.